ACCOUNT RECEIVABLES (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable [Member]
Accounts Receivables	$ 2,880,285	$ 2,609,520
Services fee receivable [Member]
Accounts Receivables	$ 2,880,285	$ 2,609,520	$ 0